UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7162

                     Salomon Brothers High Income Fund Inc
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.



S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Letter from the Chairman

                                                    [Picture R. Jay Gerken, CFA]

DEAR SHAREHOLDER,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-800-SALOMON. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken, CFA

R. Jay Gerken, CFA
Chairman

July 23, 2003

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited)
June 30, 2003

     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
Corporate Bonds -- 74.5%
BASIC INDUSTRIES -- 8.3%
  $ 200,000          Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30 ..............    $ 213,188
    275,000          Acetex Corp., Sr. Notes, 10.875% due 8/1/09 ...........................      306,969
    375,000          Airgas, Inc., 9.125% due 10/1/11 ......................................      419,062
    175,000          Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13 (a) ..      192,063
    250,000          Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11 ....      185,000
    100,000          Berry Plastics Corp., 10.750% due 7/15/12 .............................      110,500
                     Buckeye Technologies Inc., Sr. Sub. Notes:
    125,000            9.250% due 9/15/08 ..................................................      125,000
     75,000            8.000% due 10/15/10 .................................................       70,500
    150,000          Compass Minerals Group, Inc., 10.000% due 8/15/11 .....................      168,750
    350,000          ISP Chemco Inc., Series B, 10.250% due 7/1/11 .........................      397,250
     60,000          Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11 ......................       68,850
    100,000          Lyondell Chemical Co., 9.500% due 12/15/08 ............................       95,500
    150,000          Methanex Corp., Sr. Notes, 8.750% due 8/15/12 .........................      168,750
    200,000          Millennium America Inc., 9.250% due 6/15/08 ...........................      216,000
    250,000          Noveon, Inc., Series B, 11.000% due 2/28/11 ...........................      285,000
     75,000          OM Group, Inc., 9.250% due 12/15/11 ...................................       73,500
    250,000          Plastipak Holdings Inc., 10.750% due 9/1/11 ...........................      268,750
    100,000          Pliant Corp., Secured Notes, 11.125% due 9/1/09 (a) ....................     106,750
     75,000          Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a) .............       77,437
    141,176          Republic Engineered Products LLC, Secured Notes, 10.000% due 8/16/09 ...      35,294
    750,000          Republic Technologies International, LLC, 13.750% due 7/15/09 (b) ......       7,500
    100,000          Rhodia S.A., Sr. Sub. Notes, 8.875% due 6/1/11 (a) .....................     104,000
    175,000          Riverwood International Corp., 10.625% due 8/1/07 ......................     182,438
    250,000          Stone Container Corp., Sr. Notes, 8.375% due 7/1/12 ....................     269,375
     50,000          Tekni-Plex, Inc., Series B, 12.750% due 6/15/10 ........................      49,000
                                                                                               ----------
                                                                                                4,196,426
                                                                                               ----------
CONSUMER CYCLICAL -- 5.1%
                     Cole National Group, Inc., Sr. Sub. Notes:
    175,000            8.625% due 8/15/07 ...................................................     170,625
    100,000            8.875% due 5/15/12 ...................................................      96,750
    300,000          CSK Auto Inc., 12.000% due 6/15/06 .....................................     334,500
     75,000          Finlay Enterprises, Inc., 9.000% due 5/1/08 ............................      76,125
    350,000          Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08 ................     364,000
    175,000          The Gap, Inc., Notes, 10.550% due 12/15/08 .............................     213,500
    300,000          Host Marriott L.P., Series E, 8.375% due 2/15/06 .......................     312,000
     75,000          Interface, Inc., Sr. Sub. Notes, Series B, 9.500% due 11/15/05 .........      64,125
    250,000          Leslie's Poolmart, Sr. Notes, 10.375% due 7/15/08 (a) ..................     250,000

-----------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.


S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

June 30, 2003


     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL-- 5.1% (CONTINUED)
                     Levi Strauss & Co., Sr. Notes:
   $ 35,000            11.625% due 1/15/08 .................................................   $   30,187
    340,000            12.250% due 12/15/12 ................................................      284,750
    250,000          Mattress Discounters Corp., Series B, 12.625% due 7/15/07 (b) .........       26,250
    100,000          Saks Inc., 8.250% due 11/15/08 ........................................      106,250
    225,000          Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12 ..........      247,500
                                                                                               ----------
                                                                                                2,576,562
                                                                                               ----------
CONSUMER NON-CYCLICAL -- 16.6%
    225,000          aaiPharma Inc., 11.000% due 4/1/10 .....................................     248,625
    250,000          AdvancePCS, 8.500% due 4/1/08 ..........................................     270,000
     50,000          Ahold Finance U.S.A., Inc., 6.875% due 5/1/29 ..........................      43,000
    250,000          AKI, Inc., Sr. Notes, 10.500% due 7/1/08 ...............................     257,500
    325,000          American Safety Razor Co., Sr. Notes, Series B, 9.875% due 8/1/05 ......     303,875
    175,000          Ameristar Casinos, Inc., 10.750% due 2/15/09 ...........................     199,281
    150,000          Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 ......................     158,250
    200,000          Argosy Gaming Co., 10.750% due 6/1/09 ..................................     220,000
    225,000          Athena Neurosciences Finance LLC, 7.250% due 2/21/08 ...................     190,406
     50,000          Aurora Foods Inc., Sr. Sub. Notes, Series D, 9.875% due 2/15/07 (c) ....      18,000
    325,000          Coast Hotels and Casinos, Inc., 9.500% due 4/1/09 ......................     349,375
    150,000          Dade Behring Holdings Inc., 11.910% due 10/3/10 ........................     170,250
    175,000          Extendicare Health Services, Inc., 9.500% due 7/1/10 ...................     184,625
     75,000          Fleming Cos., Inc., 10.125% due 4/1/08 (b) .............................      11,625
    250,000          Hines Horticulture, Inc., Sr. Sub. Notes, Series B, 12.750% due 10/15/05     263,750
     50,000          Holmes Group Inc., Series B, 9.875% due 11/15/07 .......................      44,875
    300,000          Home Interiors & Gifts, Inc., 10.125% due 6/1/08 .......................     306,000
    375,000          Horseshoe Gaming Holding Corp., Series B, 8.625% due 5/15/09 ...........     399,375
    375,000          IASIS Healthcare Corp., 13.000% due 10/15/09 ...........................     418,125
    175,000          Icon Health & Fitness, Inc., 11.250% due 4/1/12 ........................     187,250
    200,000          InSight Health Services Corp., Series B, 9.875% due 11/1/11 ............     211,000
     50,000          Kerzner International Ltd., 8.875% due 8/15/11 .........................      54,375
    325,000          MGM MIRAGE, 9.750% due 6/1/07  .........................................     370,500
  1,400,000          Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07 (b)(d)            0
    275,000          North Atlantic Trading Co., Inc., Series B, 11.000% due 6/15/04 ........     262,625
     89,856          Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09 ..................      70,987
                     Park Place Entertainment Corp., Sr. Sub. Notes:
    300,000            8.875% due 9/15/08 ...................................................     331,500
    125,000            8.125% due 5/15/11 ...................................................     137,812
    175,000          Playtex Products Inc., 9.375% due 6/1/11 ...............................     175,875
    125,000          Premier International Foods, PLC, Sr. Notes, 12.000% due 9/1/09 ........     140,625

-----------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.

                                                                                                    PAGE 3

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Schedule of Investments (unaudited) (continued)
June 30, 2003


     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 16.6% (CONTINUED)
   $ 75,000          Remington Products Co., LLC, Sr. Sub. Notes, Series D,
                       11.000% due 5/15/06 ..................................................  $   75,750
                     Rite Aid Corp.:
     50,000            Notes, 7.125% due 1/15/07 (c) ........................................      49,750
    325,000            Sr. Notes, 7.625% due 4/15/05 ........................................     324,188
    175,000          Sealy Mattress Co., Series B, 10.875% due 12/15/07 .....................     179,375
    175,000          Station Casinos, Inc., Sr. Sub. Notes, 9.875% due 7/1/10 ...............     193,375
    125,000          Sybron Dental Specialties, Inc., 8.125% due 6/15/12 ....................     132,500
    100,000          Tenet Healthcare Corp., Sr. Notes, 6.875% due 11/15/31 .................      88,500
    325,000          Triad Hospitals, Inc., Series B, 8.750% due 5/1/09 .....................     347,344
    325,000          United Industries Corp., Sr. Sub. Notes, Series B, 9.875% due 4/1/09 (c)     344,500
    250,000          Vanguard Health Systems, Inc., 9.750% due 8/1/11 .......................     250,000
    200,000          Venetian Casino Resort, LLC, 11.000% due 6/15/10 .......................     226,500
    250,000          Winsloew Furniture, Inc., Series B, 12.750% due 8/15/07 (b) ............     149,375
                                                                                               ----------
                                                                                                8,360,643
                                                                                               ----------
ENERGY -- 8.0%
                     Dynegy Holdings Inc., Debentures:
    100,000            7.125% due 5/15/18 ...................................................      82,000
    400,000            7.625% due 10/15/26 ..................................................     328,000
                     El Paso Corp., Sr. Notes:
    250,000            7.800% due 8/1/31 ....................................................     211,875
    250,000            7.750% due 1/15/32 ...................................................     211,875
    375,000          Grey Wolf, Inc., 8.875% due 7/1/07 .....................................     388,125
    342,000          Key Energy Services, Inc., Series B, 14.000% due 1/15/09 ...............     384,750
    275,000          Magnum Hunter Resources, Inc., 9.600% due 3/15/12 (c) ..................     303,875
     25,000          Nuevo Energy Co., Sr. Sub. Notes, Series B, 9.375% due 10/1/10 .........      27,062
    200,000          Pioneer Natural Resources Co., 9.625% due 4/1/10 .......................     248,359
    125,000          Pride International, Inc., Sr. Notes, 10.000% due 6/1/09 ...............     137,500
    150,000          Swift Energy Co., Sr. Sub. Notes, 10.250% due 8/1/09 ...................     161,625
    275,000          Vintage Petroleum, Inc., Sr. Sub. Notes, 9.750% due 6/30/09 ............     297,000
    275,000          Western Gas Resources, Inc., 10.000% due 6/15/09 .......................     301,125
    250,000          Westport Resources Corp., 8.250% due 11/1/11 ...........................     275,000
                     The Williams Cos., Inc.:
                       Notes:
    100,000              7.625% due 7/15/19 .................................................      97,500
    475,000              7.875% due 9/1/21 ..................................................     465,500
     50,000              8.750% due 3/15/32 .................................................      52,250
     25,000            Sr. Notes, 8.625% due 6/1/10 .........................................      26,250
                                                                                               ----------
                                                                                                3,999,671
                                                                                               ----------

-----------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.

PAGE 4

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited) (continued)
June 30, 2003

     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.8%
  $ 493,850          Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 ............  $   14,816
    200,000          Felcor Lodging L.P., 10.000% due 9/15/08 (c) ...........................     207,500
                     MeriStar Hospitality Corp.:
    150,000            9.125% due 1/15/11 ...................................................     147,750
     50,000            Sr. Sub. Notes, 8.750% due 8/15/07 (c) ...............................      45,500
                                                                                               ----------
                                                                                                  415,566
                                                                                               ----------
HOUSING RELATED -- 0.7%
    200,000          Associated Materials Inc., 9.750% due 4/15/12 (c) ......................     219,250
    125,000          Nortek Holdings, Inc., Sr. Notes, Series B, 8.875% due 8/1/08 ..........     131,094
                                                                                               ----------
                                                                                                  350,344
                                                                                               ----------
MANUFACTURING -- 4.8%
    175,000          Alliant Techsystems Inc., 8.500% due 5/15/11 ...........................     195,125
    125,000          Case Corp., Notes, 7.250% due 1/15/16 ..................................     110,156
    100,000          Fedders North America, Inc., 9.375% due 8/15/07 ........................      83,500
    175,000          Flowserve Corp., 12.250% due 8/15/10 ...................................     204,750
    150,000          Ford Motor Co., Notes, 7.450% due 7/16/31 ..............................     137,791
    125,000          Ford Motor Credit Co., Notes, 7.250% due 10/25/11 (c) ..................     128,709
     75,000          General Binding Corp., 9.375% due 6/1/08 ...............................      72,375
    125,000          General Motors Acceptance Corp., Notes, 6.875% due 8/28/12 .............     124,916
                     General Motors Corp.:
     25,000            Debentures, 8.375% due 7/15/33 .......................................      24,608
    100,000            Sr. Notes, 7.125% due 7/15/13 ........................................      99,607
    500,000          Key Plastics Holdings, Inc., Series B, 10.250% due 3/15/07 (b)(d) ......           0
     75,000          Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06 ...............      66,000
    250,000          L-3 Communications Corp., 7.625% due 6/15/12 ...........................     276,250
    125,000          LDM Technologies, Inc., Series B, 10.750% due 1/15/07 ..................     130,312
    125,000          Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (b)(d) .......       1,875
    100,000          NMHG Holding Co., 10.000% due 5/15/09 ..................................     110,500
    200,000          Sequa Corp., Sr. Notes, 9.000% due 8/1/09 ..............................     213,000
    100,000          Tenneco Automotive Inc., Secured Notes, 10.250% due 7/15/13 (a) ........     101,750
    250,000          Terex Corp., Series B, 10.375% due 4/1/11 (c) ..........................     277,500
     50,000          TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13 (a) ...........      54,750
                                                                                               ----------
                                                                                                2,413,474
                                                                                               ----------

-----------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.
                                                                                                    PAGE 5

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited) (continued)
June 30, 2003

     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
MEDIA - CABLE -- 10.9%
$   325,000          AOL Time Warner Inc., 7.625% due 4/15/31  ..............................  $  376,493
                     Charter Communications Holdings, LLC:
                       Sr. Discount Notes:
    250,000              Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 .......     148,750
    175,000              Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11 .......      91,875
  1,275,000              Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 .......     650,250
     75,000              Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 .......      34,969
                       Sr. Notes:
     25,000              8.625% due 4/1/09 ..................................................      18,125
    125,000              10.750% due 10/1/09 ................................................      97,500
     75,000              10.000% due 5/15/11 ................................................      54,375
                     CSC Holdings Inc., Sr. Sub. Debentures:
     75,000            9.875% due 2/15/13 (c) ...............................................      78,750
    250,000            9.875% due 4/1/23 ....................................................     261,250
    100,000          Dex Media East LLC, 9.875% due 11/15/09 ................................     112,000
    175,000          DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13 (a) ................     196,000
                     EchoStar DBS Corp., Sr. Notes:
    200,000            10.375% due 10/1/07 ..................................................     222,500
    550,000            9.125% due 1/15/09 ...................................................     617,375
    175,000          Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10 ...................     192,938
    225,000          Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 ............................     239,062
    250,000          NextMedia Operating, Inc., 10.750% due 7/1/11 ..........................     281,250
    558,000          NTL Communication Corp., 19.000% due 12/31/10 (e) ......................     529,960
     50,000          R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (a)      58,500
    200,000          Radio One, Inc., Series B, 8.875% due 7/1/11 ...........................     221,000
                     Telewest Communications PLC:
    175,000            Sr. Discount Notes, (zero coupon until 2/1/05, 11.375% thereafter),
                         due 2/1/10 (b) .....................................................      52,063
    375,000            Sr. Notes, 11.250% due 11/1/08 (b) ...................................     137,812
    125,000          Time Warner Inc., 6.625% due 5/15/29 ...................................     129,375
    775,000          United Pan-Europe Communications N.V., Sr. Discount Notes, Series B,
                       (zero coupon until 2/1/05, 13.750% thereafter), due 2/1/10 (b) .......     110,438
    100,000          Vivendi Universal S.A., Sr. Notes, 9.250% due 4/15/10 (a) ..............     114,250
                     Yell Finance B.V.:
    500,000            Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter),
                         due 8/1/11 .........................................................     430,000
     25,000            Sr. Notes, 10.750% due 8/1/11 ........................................      28,937
                                                                                               ----------
                                                                                                5,485,797
                                                                                               ----------


-----------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.
PAGE 6

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited) (continued)
June 30, 2003

     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
SERVICES/OTHER -- 3.1%
 $  375,000          Allied Waste North America, Series B, 10.000% due 8/1/09 ...............  $  400,313
    150,000          Brand Services, Inc., 12.000% due 10/15/12 .............................     171,750
    175,000          COMFORCE Operating Inc., Sr. Notes, Series B, 12.000% due 12/1/07 ......      84,875
  1,000,000          The Holt Group, Inc., 9.750% due 1/15/06 (b) ...........................      35,000
                     Mail-Well I Corp.:
    125,000            9.625% due 3/15/12 (c) ...............................................     132,187
    100,000            Series B, 8.750% due 12/15/08 (c) ....................................      95,000
     75,000          Muzak LLC, Sr. Notes, 10.000% due 2/15/09 (a) ..........................      78,938
    375,000          Pierce Leahy Command Co., 8.125% due 5/15/08 ...........................     391,875
    180,000          SITEL Corp., 9.250% due 3/15/06 ........................................     171,900
                                                                                               ----------
                                                                                                1,561,838
                                                                                               ----------
TECHNOLOGY -- 1.7%
    175,000          Seagate Technology HDD Holdings, 8.000% due 5/15/09 ....................     190,312
    275,000          Unisys Corp., Sr. Notes, 8.125% due 6/1/06 .............................     295,625
    350,000          Xerox Capital (Europe) PLC, 5.875% due 5/15/04 (c) .....................     353,500
                                                                                               ----------
                                                                                                  839,437
                                                                                               ----------
TELECOMMUNICATIONS -- 10.5%
     250,000         Alamosa (Delaware), Inc., 13.625% due 8/15/11 ..........................     211,250
      25,000         Alamosa Holdings, Inc., (zero coupon until 2/15/05, 12.875% thereafter),
                       due 2/15/10 ..........................................................      14,625
     350,000         American Tower Corp., Sr. Notes, 9.375% due 2/1/09 (c) .................     353,500
     160,000         American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08 ....     104,000
     325,000         AT&T Corp., Sr. Notes, 8.500% due 11/15/31 .............................     369,796
                     AT&T Wireless Services Inc.:
     325,000           Notes, 8.125% due 5/1/12 .............................................     392,346
                       Sr. Notes:
     175,000             7.875% due 3/1/11 (c) ..............................................     207,046
     100,000             8.750% due 3/1/31 ..................................................     124,047
     625,000         Crown Castle International Corp., Sr. Discount Notes, (zero coupon
                         until 5/15/04, 10.375% thereafter), due 5/15/11 ....................     600,000
     750,000         Global Crossing Holding Ltd., 9.125% due 11/15/06 (b) ..................      35,625
                     Nextel Communications, Inc.:
     925,000           Sr. Discount Notes, 10.650% due 9/15/07 ..............................     959,687
      50,000           Sr. Notes, 9.375% due 11/15/09 (c) ...................................      53,938
     300,000         Qwest Communications International Inc., Sr. Notes, Series B, 7.500%
                       due 11/1/08 ..........................................................     279,000
     375,000         Qwest Corp., Notes, 8.875% due 3/15/12 (a) .............................     420,937
      81,000         Qwest Services Corp., Notes, 14.000% due 12/15/14 (a) ..................      94,365
                     SBA Communications Corp.:
     150,000           Sr. Discount Notes, 12.000% due 3/1/08 ...............................     154,125
     100,000           Sr. Notes, 10.250% due 2/1/09 ........................................      92,500

-----------------------------------------------------------------------------------------------------------
                                    See Notes to Financial Statements.
                                                                                                   PAGE 7

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited) (continued)
June 30, 2003

     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 10.5% (CONTINUED)
    $ 75,000         SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10 (a) ...................  $   78,375
                     Sprint Capital Corp.:
     325,000           6.875% due 11/15/28 ..................................................     327,224
     250,000           8.750% due 3/15/32 ...................................................     300,315
     100,000         TeleCorp PCS, Inc., 10.625% due 7/15/10 ................................     121,250
                                                                                               ----------
                                                                                                5,293,951
                                                                                               ----------
TRANSPORTATIONS -- 0.4%
     175,000         General Maritime Corp., Sr. Notes, 10.000% due 3/15/13 (a) .............     192,500
                                                                                               ----------
UTILITIES -- 3.6%
                     Avon Energy Partners Holdings:
     250,000           Notes, 6.460% due 3/4/08 (a) .........................................     215,625
     225,000           Sr. Notes, 7.050% due 12/11/07 (a) ...................................     194,063
     100,000         Calpine Canada Energy Finance ULC, 8.500% due 5/1/08 (c) ...............      78,500
                     Calpine Corp., Sr. Notes:
     150,000           7.875% due 4/1/08 ....................................................     115,500
     375,000           7.750% due 4/15/09 ...................................................     279,375
     100,000           8.500% due 2/15/11 (c) ...............................................      75,500
                     Edison Mission Energy, Sr. Notes:
     175,000           7.730% due 6/15/09 ...................................................     150,500
     275,000           9.875% due 4/15/11 ...................................................     255,750
     300,000         Mirant Americas Generation, Inc., Sr. Notes, 9.125% due 5/1/31 .........     174,000
     175,000         Mirant Corp., Sr. Notes, 7.400% due 7/15/04 (a) ........................     131,250
     150,000         Reliant Resources, Inc., Secured Notes, 9.500% due 7/15/13 (a) .........     151,875
                                                                                               ----------
                                                                                                1,821,938
                                                                                               ----------
                     TOTAL CORPORATE BONDS (Cost -- $38,085,040) ............................  37,508,147
                                                                                               ----------

Convertible Bonds -- 1.4%

TECHNOLOGY -- 1.1%
    200,000          Avaya Inc., Sr. Notes, zero coupon due 10/31/21 ........................     101,750
    375,000          Comverse Technology, Inc., Debentures, 1.500% due 12/1/05 ..............     353,438
    225,000          Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20 ............     109,125
                                                                                               ----------
                                                                                                  564,313
                                                                                               ----------
TELECOMMUNICATIONS -- 0.2%
    125,000          American Tower Corp., Notes, 5.000% due 2/15/10 ........................     107,500
                                                                                               ----------
UTILITIES -- 0.1%
     25,000          Mirant Corp., Debentures, 2.500% due 6/15/21 ...........................      17,531
                                                                                               ----------
                     TOTAL CONVERTIBLE BONDS (Cost -- $569,652) .............................     689,344
                                                                                               ----------

-----------------------------------------------------------------------------------------------------------
                                    See Notes to Financial Statements.

PAGE 8

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited) (continued)
June 30, 2003

     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
Sovereign Bonds -- 19.2%

BRAZIL -- 6.5%
                     Federal Republic of Brazil:
  $ 500,000            11.500% due 3/12/08 ..................................................  $  526,250
    200,000            12.000% due 4/15/10 ..................................................     208,000
     50,000            8.875% due 4/15/24 ...................................................      38,712
     50,000            10.125% due 5/15/27 ..................................................      43,363
    150,000            12.250% due 3/6/30 ...................................................     150,938
  2,278,109            C Bond, 8.000% due 4/15/14 ...........................................   2,006,159
    200,000            DCB, Series L, 2.1875% due 4/15/12 (f) ...............................     151,375
    158,824            NMB, Series L, 2.1875% due 4/15/09 (f) ...............................     134,206
                                                                                               ----------
                                                                                                3,259,003
                                                                                               ----------
BULGARIA -- 0.4%
    175,000          Republic of Bulgaria, 8.250% due 1/15/15 ...............................     207,375
                                                                                               ----------
COLOMBIA -- 1.1%
                     Republic of Colombia:
    250,000            10.000% due 1/23/12 ..................................................     281,875
    125,000            10.750% due 1/15/13 ..................................................     147,094
    100,000            11.750% due 2/25/20 ..................................................     125,000
                                                                                               ----------
                                                                                                  553,969
                                                                                               ----------
COSTA RICA -- 0.1%
      50,000         Republic of Costa Rica, 6.914% due 1/31/08 (a) .........................      53,500
                                                                                               ----------
ECUADOR -- 1.7%
                     Republic of Ecuador:
   1,000,000           12.000% due 11/15/12 .................................................     815,000
      25,000           6.000% due 8/15/30 (f) ...............................................      15,375
                                                                                               ----------
                                                                                                  830,375
                                                                                               ----------
MEXICO -- 3.8%
                     United Mexican States:
     175,000           6.625% due 3/3/15 ....................................................     186,813
     875,000           11.375% due 9/15/16 ..................................................   1,279,687
     400,000           8.300% due 8/15/31 ...................................................     461,800
                                                                                               ----------
                                                                                                1,928,300
                                                                                               ----------
PANAMA -- 0.7%
                     Republic of Panama:
     150,000           9.375% due 1/16/23 ...................................................     168,000
     125,000           8.875% due 9/30/27 ...................................................     136,875
      57,272           PDI, 2.250% due 7/17/16 (f) ..........................................      46,963
                                                                                               ----------
                                                                                                  351,838
                                                                                               ----------

-----------------------------------------------------------------------------------------------------------
                                    See Notes to Financial Statements.
                                                                                                     PAGE 9

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited) (continued)
June 30, 2003

    FACE
   AMOUNT                                           SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
PERU -- 0.4%
                     Republic of Peru:
  $  100,000           9.125% due 1/15/08 ...................................................  $  109,000
     100,000           9.875% due 2/6/15 ....................................................     110,100
                                                                                               ----------
                                                                                                  219,100
                                                                                               ----------
PHILIPPINES -- 0.7%
     300,000         Republic of Philippines, 9.375% due 1/18/17 ............................     330,750
                                                                                               ----------
RUSSIA -- 3.2%
                     Russian Federation:
    655,000            8.250% due 3/31/10 ...................................................     758,981
    900,000            5.000% due 3/31/30 (f) ...............................................     873,563
                                                                                               ----------
                                                                                                1,632,544
                                                                                               ----------
TURKEY -- 0.6%
                     Republic of Turkey:
    250,000            11.500% due 1/23/12 ..................................................     260,937
     50,000            11.000% due 1/14/13 ..................................................     50,700
                                                                                               ----------
                                                                                                  311,637
                                                                                               ----------
                     TOTAL SOVEREIGN BONDS (Cost -- $8,622,994) .............................   9,678,391
                                                                                               ----------

Loan Participations (f)(g) -- 0.5%
     250,000         Kingdom of Morocco, Tranche A, 2.1875% due 1/2/09 (J.P. Morgan Chase & Co.,
                       UBS Financial Services Inc.) (Cost-- $233,191) .......................     240,000
                                                                                               ----------

     SHARES
-----------------------------------------------------------------------------------------------------------

Common Stock (h) -- 1.1%
        500          AmeriKing, Inc. ........................................................           0
      6,084          Axiohm Transaction Solutions Inc. ......................................           0
      5,792          NTL Inc. (c) ...........................................................     197,623
        500          NTL Inc., (Restricted Shares) (d) ......................................      16,866
      1,277          Pillowtex Corp. ........................................................         281
      6,509          SpectraSite, Inc. (c) ..................................................     324,474
                                                                                               ----------
                     TOTAL COMMON STOCK (Cost -- $1,463,855) ................................     539,244
                                                                                               ----------

Escrow Shares (d)(h) -- 0.0%
  1,000,000          BREED Technologies, Inc. ...............................................           0
  1,000,000          Pillowtex Corp. ........................................................           0
                                                                                               ----------
                     TOTAL ESCROW SHARES (Cost -- $0) .......................................           0
                                                                                               ----------
-----------------------------------------------------------------------------------------------------------
                                    See Notes to Financial Statements.
PAGE 10


S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited) (continued)
June 30, 2003

      SHARES                                        SECURITY                                     VALUE
---------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.8%
      1,271          AmeriKing, Inc. (e) ....................................................  $       13
          8          Anvil Holdings Inc. ....................................................         196
                     CSC Holdings Inc.:
      1,450            Series H, 11.750% due 10/1/07 ........................................     149,350
      2,400            Series M, 11.125% due 4/1/08 .........................................     246,600
          6          NTL Europe, Inc. (d)(h) ................................................          12
                     TCR Holding Corp. (d)(h): ..............................................
        803            Class B ..............................................................           1
      2,410            Class C ..............................................................           2
      1,165            Class D ..............................................................           1
        442            Class E ..............................................................           0
                                                                                               ----------
                     TOTAL PREFERRED STOCK (Cost -- $367,462) ...............................     396,175
                                                                                               ----------

   WARRANTS
-------------
Warrants (h) -- 0.1%
        160          American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.10
                       shares of common stock.) .............................................      16,480
  1,607,813          ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp.
                       and its affiliates.) .................................................      48,234
        780          Mattress Discounters Corp., (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.850
                       shares of Class A common stock and 0.539 shares of Class L
                       common stock.) .......................................................         585
      6,723          Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09.  Each warrant excercisable for 1 share of
                       common stock.) .......................................................         202
        750          Republic Technologies International Inc., (Exercise price of $0.01 per share expiring on 7/15/09.  Each warrant exercisable for
                       1 share of Class D common stock.) ....................................           8
        250          Winsloew Furniture, Inc., (Exercise price of $0.01 per share expiring 8/15/07. Each warrant exercisable for 0.2298
                       shares of common stock.) .............................................         125
                                                                                               ----------
                     TOTAL WARRANTS (Cost -- $75,424) .......................................      65,634
                                                                                               ----------

-----------------------------------------------------------------------------------------------------------
                                       See Notes to Financial Statements.
                                                                                                    PAGE 11

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Schedule of Investments (unaudited) (continued)
June 30, 2003

     FACE
    AMOUNT                                          SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 2.4%
   $1,184,000        UBS Financial Services Inc., 1.090% due 7/1/03; Proceeds at
                       maturity -- $1,184,036; (Fully collateralized by U.S. Treasury
                       Bonds, 6.000% due 2/15/26; Market value -- $1,207,736)
                       (Cost -- $1,184,000) ................................................  $ 1,184,000
                                                                                              -----------
                     TOTAL INVESTMENTS -- 100.0% (Cost -- $50,601,618*).....................  $50,300,935
                                                                                              ===========

----------------------
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)  Security is currently in default.
(c)  All or a portion of this security is on loan (See Note 6).
(d)  Security is valued in accordance with fair valuation procedures.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Rate shown reflects current rate on instruments with variable rate or step coupon rates.
(g) Participation interests was acquired through the financial institutions indicated parenthetically.
(h)  Non-income producing security.
 * Aggregate cost for Federal income tax purposes is substantially the same. Abbreviations used in this schedule:
     -------------------------------
     C Bond  -- Capitalization Bond
     DCB     -- Debt Conversion Bond
     NMB     -- New Money Bond
     PDI     -- Past Due Interest



Loan Securities Collateral (unaudited)
June 30, 2003


    FACE
   AMOUNT                                           SECURITY                                     VALUE
-----------------------------------------------------------------------------------------------------------
   $863,948          State Street Navigator Securities Lending Trust Prime Portfolio
                        (Cost-- $863,948) ...................................................   $863,948
                                                                                                ========

-----------------------------------------------------------------------------------------------------------
                                       See Notes to Financial Statements.

PAGE 12


S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C


Statement of Assets and Liabilities (unaudited)
June 30, 2003

ASSETS:
  Investments, at value (Cost -- $50,601,618) .......................................         $50,300,935
  Loaned securities collateral, at value (Cost -- $863,948) (Note 6) ................             863,948
  Cash ..............................................................................                 729
  Interest receivable ...............................................................           1,103,702
  Receivable for securities sold ....................................................             330,788
  Dividends receivable ..............................................................              10,934
  Prepaid expenses ..................................................................              12,950
                                                                                              -----------
  TOTAL ASSETS ......................................................................          52,623,986
                                                                                              -----------

LIABILITIES:
  Payable for loaned securities collateral (Note 6) .................................             863,948
  Payable for securities purchased ..................................................             586,501
  Dividends payable .................................................................              37,786
  Management fee payable ............................................................              29,392
  Accrued expenses ..................................................................              94,280
                                                                                              -----------
  TOTAL LIABILITIES .................................................................           1,611,907
                                                                                              -----------
TOTAL NET ASSETS ....................................................................         $51,012,079
                                                                                              ===========

NET ASSETS:
  Par value of capital shares ($0.001 par value, authorized 100,000,000 shares;
     5,082,740 shares outstanding) ..................................................         $     5,083
  Capital paid in excess of par value ...............................................          65,971,563
  Dividends in excess of net investment income ......................................            (318,074)
  Accumulated net realized loss from investment transactions ........................         (14,345,810)
  Net unrealized depreciation of investments ........................................            (300,683)
                                                                                              -----------
TOTAL NET ASSETS ....................................................................         $51,012,079
                                                                                              ===========

NET ASSET VALUE, PER SHARE ($51,012,079 / 5,082,740 shares outstanding) .............              $10.04
                                                                                                   ======

-----------------------------------------------------------------------------------------------------------
                                    See Notes to Financial Statements.
                                                                                                    PAGE 13

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
  Interest................................................................................      $ 2,461,523
  Dividends...............................................................................           21,869
                                                                                                -----------
  TOTAL INVESTMENT INCOME.................................................................        2,483,392
                                                                                                -----------

EXPENSES:
  Management fee (Note 2).................................................................          167,128
  Legal fees..............................................................................           55,925
  Shareholder communications..............................................................           45,516
  Audit and tax services..................................................................           28,254
  Directors' fees.........................................................................           23,871
  Transfer agent fees ....................................................................           19,452
  Custody ................................................................................           14,445
  Listing fees............................................................................            9,712
  Insurance...............................................................................               56
  Other ..................................................................................            1,607
                                                                                                -----------
  TOTAL EXPENSES..........................................................................          365,966
                                                                                                -----------
NET INVESTMENT INCOME.....................................................................        2,117,426
                                                                                                -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions (excluding short-term investments):
     Proceeds from sales..................................................................       16,764,271
     Cost of securities sold..............................................................       16,005,473
                                                                                                -----------
  NET REALIZED GAIN.......................................................................          758,798
                                                                                                -----------
  Change in Net Unrealized Depreciation of Investments:
     Beginning of period..................................................................       (5,026,737)
     End of period........................................................................         (300,683)
                                                                                                -----------
  DECREASE IN NET UNREALIZED DEPRECIATION.................................................        4,726,054
                                                                                                -----------
NET GAIN ON INVESTMENTS...................................................................        5,484,852
                                                                                                -----------
INCREASE IN NET ASSETS FROM OPERATIONS....................................................      $ 7,602,278
                                                                                                ===========


-----------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.
PAGE 14


S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003(unaudited) and the Year Ended December 31, 2002

                                                                                  2003            2002
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...................................................      $ 2,117,426     $ 4,355,352
  Net realized gain (loss)...............................................           758,798      (1,361,236)
  (Increase) decrease in net unrealized depreciation......................        4,726,054        (809,288)
                                                                                -----------     -----------
  INCREASE IN NET ASSETS FROM OPERATIONS .................................        7,602,278       2,184,828
                                                                                -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income and other.........................................       (2,435,500)     (4,355,352)
  Capital.................................................................              --         (683,674)
                                                                                -----------     -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..............       (2,435,500)     (5,039,026)
                                                                                -----------     -----------

FUND SHARE TRANSACTIONS (NOTE 8):
  Net asset value of shares issued for reinvestment of dividends..........          180,358         439,109
                                                                                -----------     -----------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.....................          180,358         439,109
                                                                                -----------     -----------
INCREASE (DECREASE) IN NET ASSETS.........................................        5,347,136      (2,415,089)

NET ASSETS:
  Beginning of period.....................................................       45,664,943      48,080,032
                                                                                -----------     -----------
  END OF PERIOD*..........................................................      $51,012,079     $45,664,943
                                                                                ===========     ===========
* Includes dividends in excess of net investment income:..................        $(318,074)             --
                                                                                ===========     ===========

-----------------------------------------------------------------------------------------------------------
                                         See Notes to Financial Statements.
                                                                                                    PAGE 15

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers High Income Fund Inc.("Fund") was incorporated in Maryland on September 14, 1992 and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and
(iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as at the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP.

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

DIVIDENDS AND DISTRIBUTIONS. The Fund pays dividends to shareholders monthly. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from capital.

REPURCHASE AGREEMENTS. The Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

Note 2. Management Fee and Other Transactions

Salomon Brothers Asset Management Inc ("Investment Manager"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Investment Manager is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies, for making decisions to buy, sell, or hold particular securities and is responsible for the day-to-day administration of the Fund. The management fee for these services is payable monthly at an annual rate of 0.70% of the Fund's average weekly net assets.

The Investment Manager has delegated certain administrative responsibilities to Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between the Investment Manager and SBFM.

Certain officers and/or Directors of the Fund are also officers and/or Directors of the Investment Manager.

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Note 3. Portfolio Activity

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases.....................................................    $ 16,223,655
                                                                  ============
Sales.........................................................    $ 16,764,271
                                                                  ============

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation.................................    $  5,190,751
Gross unrealized depreciation.................................      (5,491,434)
                                                                  ------------
Net unrealized depreciation...................................    $   (300,683)
                                                                  ============

Note 4. Loan Participations

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Note 5. Credit and Market Risk

The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Note 6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund loaned securities having a market value of $847,189. The Fund received cash collateral amounting to $863,948 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $3,425.

Note 7. Dividends Subsequent to June 30, 2003

The Board of Directors of the Fund declared a common stock dividend of $0.080 per share for the months of July, August, September, October and November 2003, payable on July 25, 2003, August 29, 2003, September 26, 2003, October 31, 2003 and November 28, 2003 to shareholders of record on July 15, 2003, August 12, 2003, September 16, 2003, October 15, 2003 and November 18, 2003.

Note 8. Capital Shares Capital stock transactions were as follows:

                                       SIX MONTHS ENDED           YEAR ENDED
                                         JUNE 30, 2003         DECEMBER 31, 2002
                                    --------------------     -------------------
                                    SHARES       AMOUNT      SHARES     AMOUNT
                                    -------     --------     ------    --------
Shares issued on reinvestment ..... 17,490      $180,358     45,748    $439,109

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Financial Highlights


Data for a share of capital stock outstanding throughout each year ended
December 31, unless otherwise noted:
                                         2003(1)       2002        2001       2000        1999       1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.    $ 9.02        $9.58       $10.13     $12.00      $12.76     $14.92
                                         ------        -----       ------     ------      ------     ------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income..............      0.42         0.86         1.05       1.35        1.34       1.34
  Net realized and unrealized
    gain (loss) .....................      1.08        (0.42)       (0.30)     (1.72)      (0.60)     (1.89)
                                         ------        -----       ------     ------       -----     ------
Total Income (Loss) From Operations..      1.50         0.44         0.75      (0.37)       0.74      (0.55)
                                         ------        -----       ------     ------       -----     ------
LESS DISTRIBUTIONS FROM:
  Net investment income and other....     (0.48)       (0.86)       (1.05)     (1.35)      (1.34)     (1.34)
  Net realized gains.................        --          --           --         --          --       (0.15)
  Capital............................        --        (0.14)       (0.25)     (0.15)      (0.16)     (0.12)
                                         ------        -----       ------     ------       -----     ------
Total Distributions..................     (0.48)       (1.00)       (1.30)     (1.50)      (1.50)     (1.61)
                                         ------        -----       ------     ------       -----     ------
NET ASSET VALUE, END OF PERIOD.......    $10.04        $9.02       $ 9.58     $10.13      $12.00     $12.76
                                         ======        =====       ======   ========    ========    =======
PER SHARE MARKET PRICE, END OF PERIOD    $10.66        $9.39       $10.55   $12.0625    $11.4375    $14.625
                                         ======        =====       ======   ========    ========    =======
TOTAL RETURN, BASED ON MARKET PRICE(2)    18.92%++     (1.32)%      (1.69)%    19.81%     (12.06)%    (0.89)%
                                         ======        =====       ======     ======      ======     ======
RATIOS TO AVERAGE NET ASSETS:
  Operating expenses.................      1.53%+       1.35%        1.21%      1.05%       1.20%      1.08%
  Net investment income..............      8.85%+       9.41%       10.62%     12.10%      10.86%      9.62%
NET ASSETS, END OF PERIOD (000S).....   $51,012      $45,665      $48,080    $50,226     $59,024    $62,115
PORTFOLIO TURNOVER RATE..............        35%         117%         153%      86.4%      100.3%     110.8%
-------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2003 (unaudited).
(2) For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Additional Shareholder Information (unaudited)


RESULTS OF ANNUAL MEETING OF STOCKHOLDERS

The Fund held its Annual Meeting of Stockholders on April 10, 2003, for the purpose of voting upon the election of Carol L. Colman and R. Jay Gerken as Class III Directors of the Fund, to serve until the 2006 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the Meeting.

1. Election of Directors

Nominee                        Votes For               Votes Withheld
---------------               -----------              ---------------
Carol L. Colman                4,570,890                   85,347
R. Jay Gerken                  4,576,403                   79,833

At June 30, 2003, in addition to Carol L. Colman and R. Jay Gerken, the other Directors of the Fund were as follows:

Daniel P. Cronin
Leslie H. Gelb
Riordan Roett
Jeswald W. Salacuse

                     _______________________________________


SUBSEQUENT EVENT

ELECTION OF NEW DIRECTOR
Effective August 1, 2003, William R. Hutchinson was appointed by the Board of Directors as a Class II Director of the Fund and will serve as nominee for election as Director by stockholders at the Fund's 2005 annual meeting of stockholders. Mr. Hutchinson was also appointed a member of the Fund's Nominating Committee and chair of the Fund's Audit Committee.

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan ("Plan") shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by American Stock Transfer & Trust Company ("Plan Agent") in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by American Stock Transfer & Trust Company, as dividend paying agent. In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C
receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about the first business day of each month. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant or any dividends or capital gains distributions payable only in cash. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares to be delivered to each shareholder without charge.

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 59 Maiden Lane, New York, New York 10038.
                 _______________________________________

This report is transmitted to the shareholders of Salomon Brothers High Income Fund Inc for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

S A L O M O N    B R O T H E R S    H I G H    I N C O M E    F U N D   I N C



Directors                                       SALOMON BROTHERS HIGH INCOME FUND INC
CAROL L. COLMAN                                       125 Broad Street
DANIEL P. CRONIN                                      10th Floor, MF-2
LESLIE H. GELB                                        New York, New York 10004
R. JAY GERKEN, CFA                                    For information call (toll free)
WILLIAM R. HUTCHINSON                                 1-888-777-0102
RIORDAN ROETT
JESWALD W. SALACUSE                             INVESTMENT MANAGER
                                                      Salomon Brothers Asset Management Inc
                                                      399 Park Avenue
                                                      New York, New York 10022
Officers
                                                CUSTODIAN
R. JAY GERKEN, CFA                                    State Street Bank and Trust Company
      Chairman                                        225 Franklin Street
PETER J. WILBY, CFA                                   Boston, Massachusetts 02110
      President
LEWIS E. DAIDONE                                DIVIDEND DISBURSING AND TRANSFER AGENT
      Executive Vice President and                    American Stock Transfer & Trust Company
      Chief Administrative Officer                    59 Maiden Lane
JAMES E. CRAIGE, CFA                                  New York, New York 10038
      Executive Vice President
THOMAS K. FLANAGAN                              INDEPENDENT AUDITORS
      Executive Vice President                        PricewaterhouseCoopers LLP
MAUREEN O'CALLAGHAN                                   1177 Avenue of the Americas
      Executive Vice President                        New York, New York 10036
BETH A. SEMMEL, CFA
      Executive Vice President                  LEGAL COUNSEL
FRANCES M. GUGGINO                                    Simpson Thacher & Bartlett LLP
      Controller                                      425 Lexington Avenue
CHRISTINA T. SYDOR                                    New York, New York 10017
      Secretary
                                                NEW YORK STOCK EXCHANGE SYMBOL
                                                      HIF


                      (This page intentionally left blank.)

American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

                                                  Salomon Brothers
                                                  High Income Fund Inc




                                                 Semi-Annual Report
                                                 JUNE 30, 2003




HIFSEMI 6/03
     03-4963

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

            (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

        (a) Not applicable.

        (b) Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers High Income Fund Inc


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers High Income Fund Inc

Date:    August 28, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers High Income Fund Inc

Date:    August 28, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers High Income Fund Inc


Date:    August 28, 2003